Note 18 - Derivatives (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) € / $	Dec. 31, 2018 USD ($)
Swaps Breakage Cost	$ (6)	$ (16)	$ (1,234)
Number of Foreign Currency Derivatives Held	8	3
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net, Total	$ 16,000	$ 6,000
Derivative, Average Forward Exchange Rate	1.1962	1.1037
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	$ 337	$ 124	(112)
Realized Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	0	(48)	$ 386
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	257,293	149,672
Interest Rate Fair Value Hedge Asset at Fair Value		399
Interest Rate Fair Value Hedge Liability at Fair Value	7,093
Swaps Breakage Cost	(6)	232
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	3,440
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative, Notional Amount	227,046
Swaps Breakage Cost		248
Derivative, Gain (Loss) on Derivative, Net, Total	(2,193)
New Swap Agreements [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	$ 227,046	$ 46,000